Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Employees [line items]
Number of employees	99,952	105,529
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	26.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	74.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,378
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	2,063
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	29.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,222
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	19,196
36-45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	35.00%
36-45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	8,093
36-45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	26,681
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	23.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	5,019
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	17,809
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	10.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	2,265
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	8,226